Schedule of Investments (unaudited) March 31, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.3%
Ampol Ltd.	121,672	$2,764,124
APA Group(a)	610,849	4,854,932
Aristocrat Leisure Ltd.	310,722	8,433,623
ASX Ltd.	101,421	6,169,456
Aurizon Holdings Ltd.	967,801	2,660,141
Australia & New Zealand Banking Group Ltd.	1,458,692	29,890,059
BHP Group Ltd.	2,619,458	100,973,527
BlueScope Steel Ltd.	256,445	3,987,746
Brambles Ltd.	736,997	5,438,776
Cochlear Ltd.	33,746	5,634,268
Coles Group Ltd.	694,985	9,288,782
Commonwealth Bank of Australia	882,958	69,535,037
Computershare Ltd.	281,140	5,167,096
Crown Resorts Ltd.(b)	194,189	1,849,206
CSL Ltd.	247,724	49,456,261
Dexus	556,880	4,545,627
Domino’s Pizza Enterprises Ltd.	30,566	1,989,657
Endeavour Group Ltd.	687,036	3,737,332
Evolution Mining Ltd.	941,241	3,106,574
Fortescue Metals Group Ltd.	877,783	13,493,139
Glencore PLC(b)	5,131,283	33,387,737
Goodman Group	870,366	14,793,188
GPT Group	979,121	3,776,773
IDP Education Ltd.	109,650	2,566,258
Insurance Australia Group Ltd.	1,280,067	4,189,385
Lendlease Corp. Ltd.(a)	358,878	2,991,582
Macquarie Group Ltd.	175,361	26,520,554
Medibank Pvt Ltd.	1,413,030	3,246,475
Mineral Resources Ltd.	86,385	3,405,320
Mirvac Group	2,052,455	3,805,778
National Australia Bank Ltd.	1,693,234	40,764,404
Newcrest Mining Ltd.	463,003	9,356,079
Northern Star Resources Ltd.	575,271	4,641,110
Orica Ltd.	214,619	2,553,525
Origin Energy Ltd.	921,720	4,290,350
Qantas Airways Ltd.(b)	474,681	1,835,409
QBE Insurance Group Ltd.	759,062	6,509,197
Ramsay Health Care Ltd.	94,477	4,575,572
REA Group Ltd.	27,429	2,749,739
Reece Ltd.	149,547	2,105,553
Rio Tinto Ltd.	192,083	17,172,240
Santos Ltd.	1,664,906	9,652,797
Scentre Group	2,687,609	6,110,699
SEEK Ltd.	175,546	3,865,975
Sonic Healthcare Ltd.	236,695	6,249,277
South32 Ltd.	2,416,650	9,186,358
Stockland	1,248,042	3,955,048
Suncorp Group Ltd.	657,136	5,447,457
Tabcorp Holdings Ltd.	1,151,186	4,586,444
Telstra Corp. Ltd.	2,142,402	6,329,638
Transurban Group(a)	1,588,423	16,049,345
Treasury Wine Estates Ltd.	372,860	3,220,779
Vicinity Centres	1,972,950	2,737,772
Washington H Soul Pattinson & Co. Ltd.	109,507	2,335,707
Wesfarmers Ltd.	586,696	22,015,514
Westpac Banking Corp.	1,898,283	34,295,460
WiseTech Global Ltd.	76,448	2,877,409

Security	Shares	Value

Australia (continued)
Woodside Petroleum Ltd.	502,739	$12,081,529
Woolworths Group Ltd.	627,127	17,412,065

		696,620,864

Austria — 0.2%
Erste Group Bank AG	178,840	6,521,666
OMV AG	76,445	3,652,729
Raiffeisen Bank International AG	75,541	1,072,459
Verbund AG	35,603	3,759,825
voestalpine AG	59,000	1,755,616

		16,762,295

Belgium — 0.8%
Ageas SA/NV	88,257	4,461,677
Anheuser-Busch InBev SA	449,428	26,870,434
Elia Group SA	16,109	2,457,765
Etablissements Franz Colruyt NV	27,968	1,157,717
Groupe Bruxelles Lambert SA	56,607	5,857,480
KBC Group NV	128,868	9,246,170
Proximus SADP	79,781	1,485,631
Sofina SA	7,882	2,864,073
Solvay SA	38,340	3,778,621
UCB SA	65,668	7,853,690
Umicore SA	102,532	4,432,187

		70,465,445

Chile — 0.1%
Antofagasta PLC	205,278	4,460,470

China — 0.2%
BOC Hong Kong Holdings Ltd.	1,932,534	7,271,709
Budweiser Brewing Co. APAC Ltd.(c)	891,800	2,354,926
Chow Tai Fook Jewellery Group Ltd.(b)	1,084,400	1,958,546
Futu Holdings Ltd., ADR(b)(d)	27,094	882,181
Wilmar International Ltd.	1,015,183	3,515,803

		15,983,165

Denmark — 2.6%
Ambu A/S, B Shares(d)	85,967	1,265,533
AP Moeller - Maersk A/S, Class A	1,614	4,765,162
AP Moeller - Maersk A/S, Class B	2,996	9,002,871
Carlsberg A/S, Class B	51,961	6,378,805
Chr Hansen Holding A/S	54,845	4,027,102
Coloplast A/S, Class B	61,171	9,263,643
Danske Bank A/S	359,031	5,972,509
Demant A/S(b)	56,755	2,568,443
DSV A/S	105,558	20,230,775
Genmab A/S(b)	34,054	12,298,706
GN Store Nord A/S	65,174	3,194,592
Novo Nordisk A/S, Class B	871,339	96,645,503
Novozymes A/S, B Shares	106,298	7,288,233
Orsted A/S(c)	98,369	12,312,986
Pandora A/S	51,752	4,930,121
Rockwool International A/S, B Shares	4,313	1,423,763
Tryg A/S	186,123	4,525,520
Vestas Wind Systems A/S	522,548	15,328,841

		221,423,108

Finland — 1.2%
Elisa OYJ	73,608	4,439,054
Fortum OYJ	233,201	4,262,227
Kesko OYJ, B Shares	141,852	3,916,547
Kone OYJ, Class B	174,948	9,155,042
Neste OYJ	218,912	9,980,887

1

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nokia OYJ(b)	2,790,431	$15,366,952
Nordea Bank Abp	1,659,023	17,074,651
Orion OYJ, Class B	55,760	2,532,440
Sampo OYJ, A Shares	258,067	12,610,231
Stora Enso OYJ, R Shares	300,609	5,897,173
UPM-Kymmene OYJ	274,874	8,976,007
Wartsila OYJ Abp	244,555	2,232,998

		96,444,209

France — 10.8%
Accor SA(b)	86,848	2,798,177
Aeroports de Paris(b)(d)	15,256	2,281,353
Air Liquide SA	245,191	42,894,637
Airbus SE(b)	305,064	36,811,594
Alstom SA	165,587	3,874,549
Amundi SA(c)	32,060	2,192,289
Arkema SA	32,063	3,832,811
AXA SA	1,007,363	29,489,870
BioMerieux	21,823	2,329,185
BNP Paribas SA	582,028	33,259,774
Bollore SE	463,555	2,427,375
Bouygues SA	118,383	4,132,045
Bureau Veritas SA	152,211	4,339,666
Capgemini SE	82,970	18,411,282
Carrefour SA	320,909	6,983,637
Cie de Saint-Gobain	261,790	15,576,597
Cie Generale des Etablissements Michelin SCA	87,192	11,815,864
CNP Assurances	90,785	2,185,597
Covivio	27,502	2,188,718
Credit Agricole SA	640,949	7,658,408
Danone SA	338,044	18,674,549
Dassault Aviation SA	12,928	2,041,551
Dassault Systemes SE	344,001	16,900,287
Edenred	129,922	6,423,970
Eiffage SA	42,853	4,398,095
Electricite de France SA	295,329	2,772,013
Engie SA	946,471	12,443,252
EssilorLuxottica SA	148,729	27,201,127
Eurazeo SE	20,385	1,713,837
Faurecia SE	62,352	1,621,698
Gecina SA	23,595	2,973,636
Getlink SE	230,043	4,142,994
Hermes International	16,388	23,194,688
Ipsen SA	19,687	2,464,313
Kering SA	38,814	24,504,335
Klepierre SA(b)	103,009	2,742,521
La Francaise des Jeux SAEM(c)	49,231	1,953,123
Legrand SA	138,503	13,168,371
L’Oreal SA	129,853	51,869,141
LVMH Moet Hennessy Louis Vuitton SE	143,650	102,537,181
Orange SA	1,034,140	12,245,559
Orpea SA	27,424	1,190,030
Pernod Ricard SA	108,405	23,817,767
Publicis Groupe SA	117,973	7,160,206
Remy Cointreau SA	11,520	2,375,735
Renault SA(b)	97,407	2,546,223
Safran SA	176,857	20,822,340
Sanofi	588,420	60,159,819
Sartorius Stedim Biotech	14,237	5,828,832
Schneider Electric SE	279,720	46,962,281
SEB SA	14,364	2,003,214
Societe Generale SA	420,481	11,271,973
Sodexo SA	45,995	3,742,885

Security	Shares	Value

France (continued)
Teleperformance	30,453	$11,599,487
Thales SA	54,745	6,856,019
TotalEnergies SE	1,297,955	65,675,898
Ubisoft Entertainment SA(b)	48,835	2,145,947
Unibail-Rodamco-Westfield(b)(d)	64,498	4,831,366
Valeo SA	117,286	2,166,384
Veolia Environnement SA	337,039	10,806,641
Vinci SA	278,656	28,471,009
Vivendi SE	398,590	5,207,381
Wendel SE	14,316	1,457,853
Worldline SA(b)(c)	122,195	5,303,281

		903,872,240

Germany — 7.5%
Adidas AG	98,519	22,957,477
Allianz SE, Registered Shares	211,353	50,472,806
BASF SE	475,259	27,118,521
Bayer AG, Registered Shares	508,347	34,770,460
Bayerische Motoren Werke AG	171,383	14,810,495
Bechtle AG	42,886	2,414,491
Beiersdorf AG	52,496	5,514,910
Brenntag SE	80,635	6,501,717
Carl Zeiss Meditec AG	20,648	3,325,920
Commerzbank AG(b)	515,217	3,915,085
Continental AG, Class A(b)	56,902	4,079,086
Covestro AG(c)	100,355	5,053,412
Daimler Truck Holding AG(b)	213,871	5,931,709
Delivery Hero SE(b)(c)	83,839	3,654,021
Deutsche Bank AG, Registered Shares(b)	1,070,680	13,484,340
Deutsche Boerse AG	98,314	17,697,574
Deutsche Lufthansa AG, Registered Shares(b)	313,037	2,524,479
Deutsche Post AG, Registered Shares	512,913	24,492,554
Deutsche Telekom AG, Registered Shares	1,677,132	31,235,112
E.ON SE	1,162,659	13,507,937
Evonik Industries AG	106,955	2,967,193
Fresenius Medical Care AG & Co. KGaA	106,125	7,111,520
Fresenius SE & Co. KGaA	215,986	7,930,238
GEA Group AG	80,319	3,292,061
Hannover Rueck SE	31,287	5,314,983
HeidelbergCement AG	76,839	4,354,788
HelloFresh SE(b)	86,003	3,860,133
Henkel AG & Co. KGaA	54,405	3,590,980
Infineon Technologies AG	675,738	22,860,218
KION Group AG	36,929	2,433,884
Knorr-Bremse AG	38,119	2,922,087
LANXESS AG	41,602	1,826,250
LEG Immobilien SE	37,732	4,296,843
Mercedes-Benz Group AG, Registered Shares	442,863	31,084,324
Merck KGaA	66,928	13,976,874
MTU Aero Engines AG	27,643	6,393,271
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	72,493	19,380,253
Nemetschek SE	29,715	2,853,644
Puma SE	55,341	4,706,305
Rational AG	2,601	1,791,367
Rwe AG	332,680	14,485,717
SAP SE	540,328	59,883,533
Scout24 SE(c)	43,874	2,501,349
Siemens AG, Registered Shares	395,843	54,811,293
Siemens Energy AG(b)	205,459	4,674,342
Siemens Healthineers AG(c)	145,206	8,998,522
Symrise AG	68,263	8,184,234
Telefonica Deutschland Holding AG	533,674	1,451,482

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Uniper SE	45,514	$1,175,817
United Internet AG, Registered Shares(e)	51,161	1,755,750
Volkswagen AG	17,135	4,232,678
Vonovia SE	381,752	17,793,609
Zalando SE(b)(c)	114,967	5,821,259

		632,178,907

Hong Kong — 2.5%
AIA Group Ltd.	6,259,283	65,358,665
CK Asset Holdings Ltd.	1,050,089	7,177,806
CK Infrastructure Holdings Ltd.	343,844	2,298,539
CLP Holdings Ltd.	853,261	8,302,136
ESR Cayman Ltd.(b)(c)	1,048,000	3,247,640
Galaxy Entertainment Group Ltd.	1,136,058	6,722,488
Hang Lung Properties Ltd.	1,072,565	2,161,836
Hang Seng Bank Ltd.	398,548	7,665,171
Henderson Land Development Co. Ltd.	770,774	3,199,502
HK Electric Investments & HK Electric Investments Ltd., Class SS(a)	1,418,116	1,384,932
HKT Trust & HKT Ltd., Class SS(a)	1,994,417	2,734,657
Hong Kong & China Gas Co. Ltd.	5,805,383	7,012,435
Hong Kong Exchanges & Clearing Ltd.	594,443	27,863,513
Hongkong Land Holdings Ltd.	598,693	2,925,155
Jardine Matheson Holdings Ltd.	112,986	6,214,230
Link REIT	1,085,043	9,240,472
Melco Resorts & Entertainment Ltd., ADR(b)	115,070	879,135
MTR Corp. Ltd.	801,533	4,316,469
New World Development Co. Ltd.	784,824	3,184,147
Power Assets Holdings Ltd.	732,618	4,774,507
Sino Land Co. Ltd.	1,727,975	2,228,069
SITC International Holdings Co. Ltd.	695,000	2,430,211
Sun Hung Kai Properties Ltd.	678,088	8,067,535
Swire Pacific Ltd., Class A	269,700	1,640,077
Swire Properties Ltd.	616,136	1,522,596
Techtronic Industries Co. Ltd.	714,131	11,441,423
WH Group Ltd.(c)	4,446,107	2,791,954
Wharf Real Estate Investment Co. Ltd.	867,245	4,286,152
Xinyi Glass Holdings Ltd.	957,000	2,294,566

		213,366,018

Ireland — 0.9%
AerCap Holdings NV(b)	70,298	3,534,583
CRH PLC	399,734	15,943,444
Experian PLC	477,506	18,396,208
Flutter Entertainment PLC(b)	86,248	9,939,609
James Hardie Industries PLC	228,836	6,864,645
Kerry Group PLC, Class A	82,792	9,259,611
Kingspan Group PLC	79,225	7,743,986
Smurfit Kappa Group PLC	127,515	5,663,877

		77,345,963

Isle of Man — 0.1%
Entain PLC(b)	301,465	6,457,688

Israel — 0.7%
Azrieli Group Ltd.	21,595	1,897,232
Bank Hapoalim BM	587,806	5,819,647
Bank Leumi Le-Israel BM	751,789	8,098,797
Check Point Software Technologies Ltd.(b)	54,616	7,551,208
CyberArk Software Ltd.(b)(d)	20,578	3,472,538
Elbit Systems Ltd.	13,886	3,036,893
Fiverr International Ltd.(b)(d)	15,218	1,157,633
ICL Group Ltd.	369,279	4,389,832
Inmode Ltd.(b)(d)	25,258	932,273

Security	Shares	Value

Israel (continued)
Isracard Ltd.	—	$3
Israel Discount Bank Ltd., Class A	602,311	3,745,870
Kornit Digital Ltd.(b)(d)	23,912	1,977,283
Mizrahi Tefahot Bank Ltd.	72,911	2,847,326
Nice Ltd.(b)	32,742	7,161,520
Teva Pharmaceutical Industries Ltd., ADR(b)	566,107	5,315,745
Wix.com Ltd.(b)	29,640	3,096,194

		60,499,994

Italy — 1.9%
Amplifon SpA	64,761	2,882,177
Assicurazioni Generali SpA	573,801	13,124,061
Atlantia SpA(b)	254,034	5,282,012
Davide Campari-Milano NV	274,433	3,183,165
DiaSorin SpA	12,829	2,003,801
Enel SpA	4,208,533	28,099,320
Eni SpA	1,305,980	19,045,386
Ferrari NV	65,282	14,222,301
FinecoBank Banca Fineco SpA	315,587	4,787,481
Infrastrutture Wireless Italiane SpA(c)	174,443	1,952,756
Intesa Sanpaolo SpA	8,546,015	19,559,815
Mediobanca Banca di Credito Finanziario SpA	326,642	3,300,877
Moncler SpA	106,658	5,917,583
Nexi SpA(b)(c)	269,423	3,109,064
Poste Italiane SpA(c)	266,795	3,025,615
Prysmian SpA	131,413	4,459,655
Recordati Industria Chimica e Farmaceutica SpA	54,052	2,710,132
Snam SpA	1,061,005	6,118,335
Telecom Italia SpA/Milano	5,001,302	1,836,111
Terna - Rete Elettrica Nazionale	728,641	6,257,040
UniCredit SpA	1,093,899	11,800,696

		162,677,383

Japan — 21.9%
Advantest Corp.	102,900	8,033,799
Aeon Co. Ltd.	336,146	7,167,470
AGC, Inc.	99,348	3,969,485
Aisin Corp.	77,446	2,646,919
Ajinomoto Co., Inc.	241,554	6,855,970
ANA Holdings, Inc.(b)	81,311	1,699,660
Asahi Group Holdings Ltd.	237,402	8,646,292
Asahi Intecc Co. Ltd.	110,900	2,163,508
Asahi Kasei Corp.	646,468	5,591,650
Astellas Pharma, Inc.	963,443	15,053,683
Azbil Corp.	65,100	2,160,657
Bandai Namco Holdings, Inc.	102,704	7,787,991
Benefit One, Inc.	42,900	900,353
Bridgestone Corp.	296,241	11,498,822
Brother Industries Ltd.	122,063	2,219,766
Canon, Inc.	518,448	12,636,649
Capcom Co. Ltd.	89,500	2,169,867
Central Japan Railway Co.	74,240	9,680,398
Chiba Bank Ltd.	274,470	1,613,806
Chubu Electric Power Co., Inc.	330,011	3,415,560
Chugai Pharmaceutical Co. Ltd.	348,230	11,619,880
Concordia Financial Group Ltd.	563,170	2,095,924
Cosmos Pharmaceutical Corp.	10,600	1,284,706
CyberAgent, Inc.	210,716	2,607,527
Dai Nippon Printing Co. Ltd.	113,068	2,650,897
Daifuku Co. Ltd.	51,676	3,687,156
Dai-ichi Life Holdings, Inc.	522,000	10,607,451
Daiichi Sankyo Co. Ltd.	906,762	19,800,944
Daikin Industries Ltd.	128,968	23,421,084

3

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daito Trust Construction Co. Ltd.	34,270	$3,637,570
Daiwa House Industry Co. Ltd.	293,076	7,640,100
Daiwa House REIT Investment Corp.	1,128	3,041,096
Daiwa Securities Group, Inc.	747,052	4,225,855
Denso Corp.	224,490	14,322,484
Dentsu Group, Inc.	112,082	4,580,379
Disco Corp.	15,059	4,211,056
East Japan Railway Co.	155,744	9,014,077
Eisai Co. Ltd.	122,115	5,657,413
ENEOS Holdings, Inc.	1,578,863	5,902,932
FANUC Corp.	99,251	17,419,520
Fast Retailing Co. Ltd.	30,241	15,503,262
Fuji Electric Co. Ltd.	64,894	3,234,369
FUJIFILM Holdings Corp.	185,308	11,311,187
Fujitsu Ltd.	101,804	15,252,856
GLP J-REIT(b)	2,196	3,336,826
GMO Payment Gateway Inc.	22,000	2,241,274
Hakuhodo DY Holdings, Inc.	119,792	1,503,746
Hamamatsu Photonics KK	73,187	3,887,165
Hankyu Hanshin Holdings, Inc.	116,963	3,380,434
Hikari Tsushin, Inc.	11,206	1,273,967
Hino Motors Ltd.	148,321	867,059
Hirose Electric Co. Ltd.	16,992	2,463,066
Hitachi Construction Machinery Co. Ltd.	57,505	1,490,001
Hitachi Ltd.	501,013	25,072,776
Hitachi Metals Ltd.(b)	110,486	1,848,460
Honda Motor Co. Ltd.	843,535	23,910,707
Hoshizaki Corp.	28,465	1,952,695
Hoya Corp.	191,278	21,797,630
Hulic Co. Ltd.	196,067	1,759,000
Ibiden Co. Ltd.	54,800	2,671,604
Idemitsu Kosan Co. Ltd.	108,400	2,988,103
Iida Group Holdings Co. Ltd.	77,222	1,331,379
Inpex Corp.	526,200	6,186,712
Isuzu Motors Ltd.	303,582	3,921,677
Ito En Ltd.	27,600	1,354,777
ITOCHU Corp.	615,073	20,805,430
Itochu Techno-Solutions Corp.	48,300	1,233,798
Japan Airlines Co. Ltd.(b)	74,962	1,397,539
Japan Exchange Group, Inc.	265,436	4,928,589
Japan Metropolitan Fund Invest	3,605	3,041,910
Japan Post Bank Co. Ltd.	214,100	1,719,389
Japan Post Holdings Co. Ltd.	1,259,829	9,252,495
Japan Post Insurance Co. Ltd.	108,300	1,886,061
Japan Real Estate Investment Corp.	638	3,341,599
Japan Tobacco, Inc.	622,841	10,636,618
JFE Holdings, Inc.	251,112	3,514,109
JSR Corp.	103,928	3,060,462
Kajima Corp.	231,877	2,821,181
Kakaku.com, Inc.	69,116	1,543,550
Kansai Electric Power Co., Inc.	369,751	3,482,746
Kansai Paint Co. Ltd.	94,175	1,511,884
Kao Corp.	246,607	10,069,117
KDDI Corp.	834,575	27,362,893
Keio Corp.	54,329	2,117,771
Keisei Electric Railway Co. Ltd.	68,287	1,896,987
Keyence Corp.	100,680	46,685,560
Kikkoman Corp.	75,564	5,005,082
Kintetsu Group Holdings Co. Ltd.	89,498	2,561,870
Kirin Holdings Co. Ltd.	423,355	6,323,507
Kobayashi Pharmaceutical Co. Ltd.	27,665	2,216,601
Kobe Bussan Co. Ltd.(d)	72,000	2,215,780
Koei Tecmo Holdings Co. Ltd.	31,200	1,023,135

Security	Shares	Value

Japan (continued)
Koito Manufacturing Co. Ltd.	54,447	$2,203,445
Komatsu Ltd.	453,154	10,887,255
Konami Holdings Corp.	48,599	3,065,377
Kose Corp.	17,059	1,784,807
Kubota Corp.	529,089	9,917,378
Kurita Water Industries Ltd.	49,929	1,842,920
Kyocera Corp.	165,400	9,255,687
Kyowa Kirin Co. Ltd.	137,697	3,203,370
Lasertec Corp.	38,800	6,454,923
Lawson, Inc.	25,088	960,366
Lion Corp.	113,239	1,262,067
Lixil Corp.	136,527	2,541,551
M3, Inc.	227,413	8,213,242
Makita Corp.	116,039	3,712,852
Marubeni Corp.	806,264	9,362,500
Mazda Motor Corp.	289,398	2,127,247
McDonald’s Holdings Co. Japan Ltd.	48,294	2,008,342
Medipal Holdings Corp.	92,498	1,521,976
MEIJI Holdings Co. Ltd.	63,934	3,467,263
Mercari, Inc.(b)	54,500	1,406,864
MINEBEA MITSUMI, Inc.	187,108	4,075,203
MISUMI Group, Inc.	145,856	4,342,253
Mitsubishi Chemical Holdings Corp.	660,209	4,390,874
Mitsubishi Corp.	653,497	24,523,600
Mitsubishi Electric Corp.	946,921	10,860,091
Mitsubishi Estate Co. Ltd.	613,582	9,136,518
Mitsubishi Gas Chemical Co., Inc.	79,893	1,352,428
Mitsubishi HC Capital, Inc.	350,773	1,629,872
Mitsubishi Heavy Industries Ltd.	165,605	5,436,172
Mitsubishi UFJ Financial Group, Inc.	6,185,370	38,232,625
Mitsui & Co. Ltd.	807,300	21,914,325
Mitsui Chemicals, Inc.	96,951	2,437,306
Mitsui Fudosan Co. Ltd.	471,820	10,098,036
Mitsui OSK Lines Ltd.	178,200	4,950,178
Miura Co. Ltd.	46,800	1,153,127
Mizuho Financial Group, Inc.	1,248,251	15,921,890
MonotaRO Co. Ltd.	127,900	2,745,031
MS&AD Insurance Group Holdings, Inc.	230,524	7,484,634
Murata Manufacturing Co. Ltd.	297,225	19,579,038
NEC Corp.	127,674	5,363,674
Nexon Co. Ltd.	254,748	6,094,518
NGK Insulators Ltd.	133,668	1,906,780
Nidec Corp.	231,420	18,278,260
Nihon M&A Center Holdings, Inc.	156,600	2,190,513
Nintendo Co. Ltd.	57,082	28,812,819
Nippon Building Fund, Inc.	771	4,373,744
NIPPON EXPRESS HOLDINGS, Inc.	39,470	2,711,618
Nippon Paint Holdings Co. Ltd.	431,980	3,784,723
Nippon Prologis REIT, Inc.(b)	1,058	3,089,205
Nippon Sanso Holdings Corp.	75,693	1,439,194
Nippon Shinyaku Co. Ltd.	26,200	1,781,342
Nippon Steel Corp.	442,856	7,814,037
Nippon Telegraph & Telephone Corp.	618,432	17,967,853
Nippon Yusen KK	84,022	7,349,771
Nissan Chemical Corp.	62,711	3,678,485
Nissan Motor Co. Ltd.(b)	1,204,415	5,351,609
Nisshin Seifun Group, Inc.	99,973	1,394,755
Nissin Foods Holdings Co. Ltd.	33,141	2,323,687
Nitori Holdings Co. Ltd.	41,523	5,224,121
Nitto Denko Corp.	74,026	5,306,779
Nomura Holdings, Inc.	1,583,218	6,658,644
Nomura Real Estate Holdings, Inc.	59,858	1,433,541
Nomura Real Estate Master Fund, Inc.(b)	2,187	2,891,012

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nomura Research Institute Ltd.	174,563	$5,695,516
NTT Data Corp.	324,517	6,377,492
Obayashi Corp.	339,634	2,492,822
Obic Co. Ltd.	36,294	5,436,000
Odakyu Electric Railway Co. Ltd.	153,685	2,547,287
Oji Holdings Corp.	427,626	2,121,530
Olympus Corp.	571,512	10,831,630
Omron Corp.	96,328	6,410,485
Ono Pharmaceutical Co. Ltd.	190,331	4,770,721
Open House Co. Ltd.	41,500	1,836,490
Oracle Corp.	20,235	1,402,225
Oriental Land Co. Ltd.	103,504	19,811,211
ORIX Corp.	633,100	12,619,297
Orix JREIT, Inc.	1,332	1,806,368
Osaka Gas Co. Ltd.	197,808	3,389,671
Otsuka Corp.	58,082	2,059,372
Otsuka Holdings Co. Ltd.	202,555	6,997,825
Pan Pacific International Holdings Corp.	211,736	3,387,886
Panasonic Corp.	1,145,557	11,125,738
Persol Holdings Co. Ltd.	94,175	2,110,112
Pola Orbis Holdings, Inc.	45,823	596,663
Rakuten Group, Inc.	451,200	3,547,662
Recruit Holdings Co. Ltd.	702,094	30,503,890
Renesas Electronics Corp.(b)	648,808	7,517,717
Resona Holdings, Inc.	1,071,899	4,565,582
Ricoh Co. Ltd.	345,181	2,989,187
Rinnai Corp.	17,835	1,334,125
Rohm Co. Ltd.	44,700	3,470,505
Ryohin Keikaku Co. Ltd.	132,160	1,532,953
Santen Pharmaceutical Co. Ltd.	184,949	1,849,199
SBI Holdings, Inc.	125,397	3,163,873
SCSK Corp.	81,800	1,398,829
Secom Co. Ltd.	108,757	7,867,685
Seiko Epson Corp.	147,603	2,217,425
Sekisui Chemical Co. Ltd.	194,578	2,788,089
Sekisui House Ltd.	316,799	6,127,895
Seven & i Holdings Co. Ltd.	389,859	18,587,386
SG Holdings Co. Ltd.	163,204	3,073,255
Sharp Corp.	106,169	991,028
Shimadzu Corp.	122,163	4,201,736
Shimano, Inc.	38,170	8,741,248
Shimizu Corp.	290,006	1,740,371
Shin-Etsu Chemical Co. Ltd.	183,226	27,838,116
Shionogi & Co. Ltd.	136,421	8,382,164
Shiseido Co. Ltd.	205,678	10,388,478
Shizuoka Bank Ltd.	227,501	1,596,717
SMC Corp.	29,641	16,569,139
Softbank Corp.	1,486,200	17,333,703
SoftBank Group Corp.	624,100	27,903,280
Sohgo Security Services Co. Ltd.	35,847	1,169,023
Sompo Holdings, Inc.	161,642	7,102,616
Sony Group Corp.	652,568	67,133,346
Square Enix Holdings Co. Ltd.	43,400	1,922,560
Stanley Electric Co. Ltd.	67,034	1,267,427
Subaru Corp.	320,746	5,094,404
SUMCO Corp.	171,115	2,800,286
Sumitomo Chemical Co. Ltd.	780,560	3,574,039
Sumitomo Corp.	583,340	10,102,665
Sumitomo Dainippon Pharma Co. Ltd.	93,493	922,380
Sumitomo Electric Industries Ltd.	393,580	4,678,592
Sumitomo Metal Mining Co. Ltd.	128,315	6,500,902
Sumitomo Mitsui Financial Group, Inc.	675,627	21,341,946

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	175,026	$5,696,155
Sumitomo Realty & Development Co. Ltd.	159,649	4,418,339
Suntory Beverage & Food Ltd.	72,740	2,772,496
Suzuki Motor Corp.	191,319	6,556,540
Sysmex Corp.	86,622	6,273,816
T&D Holdings, Inc.	272,306	3,697,365
Taisei Corp.	97,910	2,826,574
Taisho Pharmaceutical Holdings Co. Ltd.	19,600	909,864
Takeda Pharmaceutical Co. Ltd.	818,708	23,326,798
TDK Corp.	201,574	7,272,218
Terumo Corp.	335,206	10,142,829
TIS, Inc.	116,000	2,714,699
Tobu Railway Co. Ltd.	99,098	2,409,509
Toho Co. Ltd.	56,782	2,145,782
Tokio Marine Holdings, Inc.	324,787	18,900,397
Tokyo Century Corp.	19,212	704,330
Tokyo Electric Power Co. Holdings, Inc.(b)	787,012	2,597,915
Tokyo Electron Ltd.	77,293	39,694,671
Tokyo Gas Co. Ltd.	198,055	3,625,833
Tokyu Corp.	255,365	3,313,086
Toppan, Inc.	136,700	2,411,381
Toray Industries, Inc.	720,114	3,744,281
Toshiba Corp.	208,670	7,928,093
Tosoh Corp.	136,174	2,012,583
TOTO Ltd.	72,987	2,931,199
Toyo Suisan Kaisha Ltd.	45,123	1,614,597
Toyota Industries Corp.	76,200	5,255,772
Toyota Motor Corp.	5,487,345	98,980,704
Toyota Tsusho Corp.	109,181	4,480,996
Trend Micro, Inc.	69,934	4,084,013
Tsuruha Holdings, Inc.	20,635	1,310,285
Unicharm Corp.	208,302	7,483,431
USS Co. Ltd.	111,563	1,874,665
Welcia Holdings Co. Ltd.	47,200	1,161,365
West Japan Railway Co.	112,940	4,679,762
Yakult Honsha Co. Ltd.	65,682	3,503,732
Yamaha Corp.	68,964	2,996,905
Yamaha Motor Co. Ltd.	151,627	3,398,522
Yamato Holdings Co. Ltd.	150,162	2,805,052
Yaskawa Electric Corp.	125,245	4,881,414
Yokogawa Electric Corp.	116,063	1,977,540
Z Holdings Corp.	1,395,527	6,032,991
ZOZO, Inc.	65,951	1,761,241

		1,841,187,572

Jordan — 0.0%
Hikma Pharmaceuticals PLC	90,675	2,446,227

Luxembourg — 0.3%
ArcelorMittal SA	331,440	10,617,386
Aroundtown SA	512,200	2,926,899
Eurofins Scientific SE	69,202	6,845,651
Tenaris SA	242,735	3,646,139

		24,036,075

Macau — 0.0%
Sands China Ltd.(b)	1,290,460	3,069,976

Malta — 0.0%
AZ BGP Holdings(b)(f)	966,939	11

Netherlands — 4.6%
ABN AMRO Bank NV(c)	216,210	2,760,963
Adyen NV(b)(c)	10,263	20,327,857
Aegon NV	918,049	4,866,697

5

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Akzo Nobel NV	96,996	$8,334,118
Argenx SE(b)	23,567	7,373,436
ASM International NV	24,365	8,872,067
ASML Holding NV	213,874	142,915,197
Euronext NV(c)	45,308	4,116,125
EXOR NV	55,718	4,235,662
Heineken Holding NV	60,117	4,707,351
Heineken NV	134,315	12,844,514
IMCD NV	29,638	5,056,016
ING Groep NV	2,020,127	21,091,994
JDE Peet’s NV	51,956	1,490,361
Just Eat Takeaway.com NV(b)(c)	92,359	3,097,526
Koninklijke Ahold Delhaize NV	541,102	17,404,814
Koninklijke DSM NV	90,442	16,179,506
Koninklijke KPN NV	1,745,986	6,058,533
Koninklijke Philips NV	474,859	14,480,203
NN Group NV	138,906	7,039,580
Prosus NV(b)	482,846	26,038,828
QIAGEN NV(b)	118,667	5,822,974
Randstad NV	61,739	3,713,901
Stellantis NV	1,053,616	17,057,482
Universal Music Group NV	373,890	9,980,662
Wolters Kluwer NV	136,251	14,525,220

		390,391,587

New Zealand — 0.3%
Auckland International Airport Ltd.(b)	647,859	3,505,320
Fisher & Paykel Healthcare Corp. Ltd.	299,364	5,023,384
Mercury NZ Ltd.	366,593	1,504,916
Meridian Energy Ltd.	664,546	2,315,317
Ryman Healthcare Ltd.	219,864	1,423,091
Spark New Zealand Ltd.	967,193	3,060,806
Xero Ltd.(b)	68,942	5,224,953

		22,057,787

Norway — 0.8%
Adevinta ASA(b)	149,817	1,367,708
Aker BP ASA	63,685	2,375,377
DNB Bank ASA	478,406	10,816,250
Equinor ASA	505,699	18,881,095
Gjensidige Forsikring ASA	102,805	2,549,277
Mowi ASA	228,197	6,146,692
Norsk Hydro ASA	696,432	6,766,444
Orkla ASA	382,653	3,399,676
Schibsted ASA, Class A	38,593	951,220
Schibsted ASA, B Shares	50,612	1,083,083
Telenor ASA	364,541	5,230,991
Yara International ASA	85,870	4,294,230

		63,862,043

Poland — 0.0%
InPost SA(b)	96,259	610,747

Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares(b)(f)	47,542	1
EDP - Energias de Portugal SA	1,469,649	7,233,442
Galp Energia SGPS SA	258,173	3,263,997
Jeronimo Martins SGPS SA	146,539	3,515,461

		14,012,901

Singapore — 1.4%
Ascendas Real Estate Investment Trust	1,743,775	3,757,532
CapitaLand Integrated Commercial Trust	2,534,301	4,192,592
Capitaland Investment Ltd.(b)	1,382,630	4,051,206

Security	Shares	Value

Singapore (continued)
City Developments Ltd.	217,578	$1,257,758
DBS Group Holdings Ltd.	937,209	24,556,940
Genting Singapore Ltd.	3,132,125	1,872,033
Grab Holdings Ltd.(b)(d)	570,809	1,997,832
Keppel Corp. Ltd.	759,742	3,582,370
Mapletree Commercial Trust	1,152,600	1,603,621
Mapletree Logistics Trust	1,657,141	2,251,928
Oversea-Chinese Banking Corp. Ltd.	1,752,087	15,894,669
Sea Ltd., ADR(b)	165,573	19,833,990
Singapore Airlines Ltd.(b)	703,399	2,834,824
Singapore Exchange Ltd.	329,026	2,411,250
Singapore Technologies Engineering Ltd.	825,779	2,501,324
Singapore Telecommunications Ltd.	4,294,846	8,339,514
United Overseas Bank Ltd.	606,605	14,193,344
UOL Group Ltd.	242,799	1,257,148
Venture Corp. Ltd.	141,527	1,823,865

		118,213,740

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	127,730	3,443,530
Aena SME SA(b)(c)	39,148	6,525,978
Amadeus IT Group SA(b)	233,207	15,162,660
Banco Bilbao Vizcaya Argentaria SA	3,450,244	19,700,633
Banco Santander SA	8,972,774	30,506,767
CaixaBank SA	2,309,150	7,832,360
Cellnex Telecom SA(c)	264,194	12,714,177
EDP Renovaveis SA	148,144	3,808,890
Enagas SA	102,462	2,275,299
Endesa SA	166,911	3,639,263
Ferrovial SA	253,151	6,732,513
Grifols SA	155,203	2,817,036
Iberdrola SA	3,014,084	32,943,844
Industria de Diseno Textil SA	565,093	12,321,835
Naturgy Energy Group SA	103,472	3,099,964
Red Electrica Corp. SA	180,542	3,706,712
Repsol SA	753,061	9,864,491
Siemens Gamesa Renewable Energy SA(b)(d)	123,371	2,163,832
Telefonica SA	2,730,579	13,233,087

		192,492,871

Sweden — 3.3%
Alfa Laval AB	163,167	5,612,527
Assa Abloy AB, Class B	518,840	13,946,202
Atlas Copco AB, A Shares	347,470	18,035,752
Atlas Copco AB, B Shares	201,916	9,156,793
Boliden AB	141,427	7,134,311
Electrolux AB	119,474	1,807,941
Embracer Group AB(b)(d)	296,104	2,471,625
Epiroc AB, Class A	340,967	7,292,891
Epiroc AB, Class B	198,621	3,585,987
EQT AB	152,098	5,931,560
Essity AB, Class B	315,150	7,437,229
Evolution AB(c)	89,362	9,091,182
Fastighets AB Balder, B Shares(b)	53,549	3,525,671
Getinge AB	117,291	4,672,752
H & M Hennes & Mauritz AB, B Shares	375,459	5,041,528
Hexagon AB, B Shares	1,003,401	14,058,449
Husqvarna AB, B Shares	215,552	2,248,579
Industrivarden AB, A Shares	68,437	1,940,932
Industrivarden AB, C Shares	84,949	2,367,859
Investment AB Latour, B Shares	77,520	2,461,036
Investor AB	258,696	6,019,537
Investor AB, B Shares	942,746	20,484,205

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B(b)	123,821	$3,228,766
L E Lundbergforetagen AB, B Shares	38,524	1,955,186
Lifco AB	119,751	3,039,949
Lundin Energy AB	104,495	4,386,084
Nibe Industrier AB, B Shares	739,950	8,202,012
Sagax AB, Class B	84,379	2,560,479
Sandvik AB	584,691	12,420,486
Securitas AB, B Shares	158,540	1,788,540
Sinch AB(b)(c)	274,335	1,860,667
Skandinaviska Enskilda Banken AB, Class A	838,275	9,062,464
Skanska AB, B Shares	176,371	3,945,806
SKF AB, B Shares	198,516	3,236,993
Svenska Cellulosa AB SCA, Class B	314,458	6,106,043
Svenska Handelsbanken AB, A Shares	753,854	6,932,015
Swedbank AB, A Shares	467,816	6,987,127
Swedish Match AB	812,015	6,106,378
Tele2 AB, B Shares	262,349	3,965,612
Telefonaktiebolaget LM Ericsson, B Shares	1,511,449	13,777,678
Telia Co. AB	1,381,991	5,541,384
Volvo AB, A Shares	102,255	1,958,626
Volvo AB, B Shares	740,093	13,806,685

		275,193,528

Switzerland — 10.5%
ABB Ltd., Registered Shares	849,908	27,571,603
Adecco Group AG, Registered Shares	82,158	3,726,812
Alcon, Inc.	258,566	20,485,130
Bachem Holding AG	3,154	1,735,781
Baloise Holding AG, Registered Shares	23,448	4,187,732
Barry Callebaut AG, Registered Shares	1,848	4,332,544
Chocoladefabriken Lindt & Spruengli AG	547	6,510,345
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	56	6,773,670
Cie Financiere Richemont SA, Class A, Registered Shares	270,105	34,237,097
Clariant AG, Registered Shares(b)	114,099	1,979,961
Coca-Cola HBC AG	102,463	2,136,958
Credit Suisse Group AG, Registered Shares(b)	1,362,726	10,727,533
EMS-Chemie Holding AG, Registered Shares	3,666	3,562,635
Geberit AG, Registered Shares	18,563	11,443,280
Givaudan SA, Registered Shares	4,778	19,747,170
Holcim Ltd., Registered Shares(b)	271,159	13,188,297
Julius Baer Group Ltd.	113,730	6,584,340
Kuehne + Nagel International AG, Registered Shares	28,031	7,958,815
Logitech International SA, Registered Shares	90,024	6,691,676
Lonza Group AG, Registered Shares	38,533	27,921,139
Nestle SA, Registered Shares	1,456,599	189,385,055
Novartis AG, Registered Shares	1,133,704	99,529,576
Partners Group Holding AG	11,744	14,541,439
Roche Holding AG	380,170	151,112,208
Schindler Holding AG	20,983	4,496,029
Schindler Holding AG, Registered Shares	10,524	2,242,534
SGS SA, Registered Shares	3,103	8,626,782
Sika AG, Registered Shares	73,418	24,290,611
Sonova Holding AG, Registered Shares	27,879	11,646,119
STMicroelectronics NV	353,418	15,360,949
Straumann Holding AG, Registered Shares	5,385	8,598,157
Swatch Group AG	14,971	4,244,635
Swatch Group AG, Registered Shares	27,737	1,509,343
Swiss Life Holding AG, Registered Shares	16,228	10,398,992
Swiss Prime Site AG, Registered Shares	40,043	3,949,231
Swiss Re AG	156,138	14,863,388

Security	Shares	Value

Switzerland (continued)
Swisscom AG, Registered Shares	13,403	$8,052,603
Temenos AG, Registered Shares	34,669	3,334,802
UBS Group AG, Registered Shares	1,819,999	35,565,152
VAT Group AG(c)	14,016	5,336,436
Vifor Pharma AG(b)	25,201	4,493,117
Zurich Insurance Group AG	77,854	38,452,063

		881,531,739

United Arab Emirates — 0.0%
NMC Health PLC(b)(f)	45,379	1

United Kingdom — 14.5%
3i Group PLC	507,026	9,168,226
Abrdn PLC	1,110,254	3,108,817
Admiral Group PLC	100,277	3,362,766
Anglo American PLC	661,961	34,397,029
Ashtead Group PLC	230,855	14,535,645
Associated British Foods PLC	182,885	3,972,833
AstraZeneca PLC	801,593	106,301,573
Auto Trader Group PLC(c)	487,727	4,026,320
AVEVA Group PLC	63,511	2,028,581
Aviva PLC	1,993,055	11,792,728
BAE Systems PLC	1,637,994	15,383,135
Barclays PLC	8,670,832	16,808,193
Barratt Developments PLC	525,570	3,577,977
Berkeley Group Holdings PLC(b)	57,433	2,801,381
BP PLC	10,217,028	50,087,728
British American Tobacco PLC	1,127,984	47,372,153
British Land Co. PLC	450,816	3,121,384
BT Group PLC	4,589,410	10,942,562
Bunzl PLC	173,441	6,726,228
Burberry Group PLC	210,923	4,604,381
CK Hutchison Holdings Ltd.	1,399,117	10,230,910
CNH Industrial NV	532,257	8,383,461
Coca-Cola Europacific Partners PLC	105,996	5,152,466
Compass Group PLC	923,133	19,865,904
Croda International PLC	71,725	7,378,467
DCC PLC	51,108	3,957,496
Diageo PLC	1,206,207	61,184,285
Ferguson PLC	114,571	15,522,054
GlaxoSmithKline PLC	2,603,642	56,334,853
Halma PLC	197,678	6,467,451
Hargreaves Lansdown PLC	182,376	2,403,863
HSBC Holdings PLC	10,528,827	71,917,814
Imperial Brands PLC	486,555	10,249,145
Informa PLC(b)	778,227	6,097,416
InterContinental Hotels Group PLC	94,792	6,411,215
Intertek Group PLC	83,260	5,679,805
J Sainsbury PLC	898,925	2,975,246
JD Sports Fashion PLC	1,320,349	2,544,199
Johnson Matthey PLC	101,351	2,478,710
Kingfisher PLC	1,083,842	3,617,480
Land Securities Group PLC	369,320	3,789,150
Legal & General Group PLC	3,096,991	10,980,034
Lloyds Banking Group PLC	36,740,979	22,374,004
London Stock Exchange Group PLC	170,266	17,755,429
M&G PLC	1,355,180	3,904,723
Melrose Industries PLC	2,244,947	3,641,614
Mondi PLC	253,050	4,918,742
National Grid PLC	1,871,630	28,763,597
Natwest Group PLC	2,915,083	8,233,174
Next PLC	69,201	5,442,700
Ocado Group PLC(b)	249,348	3,807,449

7

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	390,212	$3,826,039
Persimmon PLC	166,228	4,661,256
Phoenix Group Holdings PLC	368,309	2,950,851
Prudential PLC	1,421,108	20,980,195
Reckitt Benckiser Group PLC	369,615	28,196,415
RELX PLC	1,001,054	31,150,526
Rentokil Initial PLC	966,464	6,657,461
Rio Tinto PLC	581,199	46,464,848
Rolls-Royce Holdings PLC(b)	4,301,708	5,656,729
Sage Group PLC	538,571	4,934,756
Schroders PLC	64,287	2,707,089
Segro PLC	618,166	10,866,763
Severn Trent PLC	130,596	5,263,570
Shell PLC	3,983,949	109,194,816
Smith & Nephew PLC	455,682	7,247,561
Smiths Group PLC	205,406	3,891,613
Spirax-Sarco Engineering PLC	38,352	6,269,812
SSE PLC	552,393	12,621,646
St. James’s Place PLC	280,382	5,286,149
Standard Chartered PLC	1,359,840	9,026,625
Taylor Wimpey PLC	1,904,335	3,242,922
Tesco PLC	3,977,899	14,401,199
Unilever PLC	1,328,878	60,334,716
United Utilities Group PLC	348,899	5,137,713
Vodafone Group PLC	14,085,214	23,096,711
Whitbread PLC(b)	104,612	3,895,082
WPP PLC	603,399	7,897,339

		1,222,442,898

Total Common Stocks — 97.9% (Cost: $6,400,920,005)		8,230,107,452

Preferred Securities

Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares	30,184	2,337,991
Fuchs Petrolub SE, Preference Shares	36,225	1,314,295
Henkel AG & Co. KGaA, Preference Shares	92,401	6,184,556

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares	78,720	$7,572,387
Sartorius AG, Preference Shares	13,608	6,005,804
Volkswagen AG, Preference Shares	96,029	16,502,709

		39,917,742

Total Preferred Securities — 0.5% (Cost: $34,714,550)		39,917,742

Total Long-Term Investments — 98.4% (Cost: $6,435,634,555)		8,270,025,194

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(g)(h)(i)	22,957,585	22,952,993
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(g)(h)	1,531,674	1,531,674

Total Short-Term Securities — 0.3% (Cost: $24,487,294)		24,484,667

Total Investments — 98.7% (Cost: $6,460,121,849)		8,294,509,861
Other Assets Less Liabilities — 1.3%		108,870,757

Net Assets — 100.0%		$8,403,380,618

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,811,186	$5,152,617	(a)	$—		$(9,786)	$(1,024)	$22,952,993	22,957,585	$54,108	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,217,563	—		(23,685,889	)(a)	—	—	1,531,674	1,531,674	4,610		—

						$(9,786)	$(1,024)	$24,484,667		$58,718		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	269	06/09/22	$30,408	$1,837,750
SPI 200 Index	134	06/16/22	18,664	582,282
Euro Stoxx 50 Index	1,021	06/17/22	42,900	843,216
FTSE 100 Index	289	06/17/22	28,273	743,353

				$4,006,601

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$696,620,864	$—	$696,620,864
Austria	—	16,762,295	—	16,762,295
Belgium	—	70,465,445	—	70,465,445
Chile	—	4,460,470	—	4,460,470
China	882,181	15,100,984	—	15,983,165
Denmark	—	221,423,108	—	221,423,108
Finland	—	96,444,209	—	96,444,209
France	12,245,559	891,626,681	—	903,872,240
Germany	—	632,178,907	—	632,178,907
Hong Kong	13,252,804	200,113,214	—	213,366,018
Ireland	12,794,194	64,551,769	—	77,345,963
Isle of Man	—	6,457,688	—	6,457,688
Israel	23,502,874	36,997,120	—	60,499,994
Italy	—	162,677,383	—	162,677,383
Japan	—	1,841,187,572	—	1,841,187,572
Jordan	—	2,446,227	—	2,446,227
Luxembourg	—	24,036,075	—	24,036,075

9

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Macau	$—	$3,069,976	$—	$3,069,976
Malta	—	—	11	11
Netherlands	1,490,361	388,901,226	—	390,391,587
New Zealand	—	22,057,787	—	22,057,787
Norway	1,083,083	62,778,960	—	63,862,043
Poland	—	610,747	—	610,747
Portugal	—	14,012,900	1	14,012,901
Singapore	21,831,822	96,381,918	—	118,213,740
Spain	—	192,492,871	—	192,492,871
Sweden	—	275,193,528	—	275,193,528
Switzerland	4,493,117	877,038,622	—	881,531,739
United Arab Emirates	—	—	1	1
United Kingdom	5,152,466	1,217,290,432	—	1,222,442,898
Preferred Securities
Preferred Stocks	—	39,917,742	—	39,917,742
Short-Term Securities
Money Market Funds	24,484,667	—	—	24,484,667

	$121,213,128	$8,173,296,720	$13	$8,294,509,861

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,006,601	$—	$4,006,601

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	10